Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Total Payments
Australia | Government of Australia
Total	$ 10,470,000		$ 1,870,000		$ 12,340,000
Australia | Government of Australia, Australian Taxation Office
Total					11,130,000
Australia | Government of Australia, National Offshore Petroleum Safety and Environmental Management Authority
Total					1,050,000
Canada | Government of Alberta
Total		$ 45,210,000	2,010,000		47,220,000
Canada | Government of Alberta, Provincial Treasurer of Alberta
Total					35,140,000
Canada | Government of Alberta, Alberta Department of Energy
Total		9,840,000			9,840,000
Canada | Government of Alberta, Alberta Department of Resource Development
Total					1,600,000
Canada | Government of Alberta, Alberta Boilers Safety Association
Total					290,000
Canada | Government of Alberta, Alberta Petroleum Marketing Commission
Total					210,000
Canada | Government of Alberta, Alberta Minister Of Finance
Total					150,000
Canada | Government of Saskatchewan
Total	3,820,000	14,640,000	440,000		18,900,000
Canada | Government of Saskatchewan, Saskatchewan Ministry of the Economy
Total					14,270,000
Canada | Government of Saskatchewan, Saskatchewan Minister of Finance
Total					4,580,000
Canada | Government of British Columbia
Total		7,060,000	320,000		7,380,000
Canada | Government of British Columbia, British Columbia Minister of Finance
Total					7,060,000
Canada | Government of British Columbia, British Columbia Energy Regulator
Total					250,000
Canada | Yellowhead County
Total			6,890,000		6,890,000
Canada | Alberta Energy Regulator
Total			6,440,000		6,440,000
Canada | Clearwater County
Total			2,090,000		2,090,000
Canada | Brazeau County
Total			1,570,000		1,570,000
Canada | Rural Municipality of Antler No. 61
Total			1,070,000		1,070,000
Canada | Rural Municipality of Enniskillen No. 3
Total			850,000		850,000
Canada | Rural Municipality of Souris Valley No. 7
Total			710,000		710,000
Canada | Rural Municipality of Lomond No. 37
Total			540,000		540,000
Canada | Government of Canada
Total		410,000	10,000		420,000
Canada | Government of Canada, Receiver General
Total					420,000
Canada | Rural Municipality of Coalfields No. 4
Total			350,000		350,000
Canada | Red Deer County
Total			350,000		350,000
Canada | Rural Municipality of Moose Creek No. 33
Total			340,000		340,000
Canada | Saddle Hills County
Total			310,000		310,000
Canada | City of Dawson Creek
Total			230,000		230,000
Canada | Rural Municipality of Laurier No. 38
Total			190,000		190,000
Canada | Rural Municipality of Kindersley No. 290
Total			160,000		160,000
Canada | Rural Municipality of Pipestone
Total			160,000		160,000
Canada | Rural Municipality of Storthoaks No. 31
Total			160,000		160,000
Canada | Rural Municipality of Cymri No. 36
Total		30,000	120,000		150,000
Canada | Sturgeon County
Total			140,000		140,000
Croatia | Government of the Republic of Croatia
Total		2,340,000	370,000		2,710,000
Croatia | Government of the Republic of Croatia, Croatian Hydrocarbon Agency
Total		2,340,000
Croatia | Government of the Republic of Croatia, Ministry of Finance
Total			370,000
Croatia | Municipality of Stari Jankovci
Total		1,530,000	10,000		1,540,000
Croatia | City of Vinkovci
Total		1,360,000	10,000		1,370,000
Croatia | Municipality of Tompojevci
Total		1,140,000	10,000		1,150,000
Croatia | Municipality of Nutar
Total		940,000	10,000		950,000
Croatia | Municipality of Bogdanovci
Total		910,000	10,000		920,000
France | Government of France
Total	9,360,000		880,000		10,240,000
France | Government of France, Direction Des Grandes Entreprises
Total	9,360,000
France | Government of France, Tresor Public
Total					710,000
France | Government of France, ATMO Nouvelle Aquitaine
Total					170,000
France | Department of Gironde
Total		9,500,000	120,000		9,620,000
France | Department of Gironde, Direction Regionale Des Finances Publiques De Gironde
Total					9,620,000
France | Department of Seine et Marne
Total		7,180,000			7,180,000
France | Department of Seine et Marne, Tresorerie Generale De Seine Et Marne
Total		7,180,000
France | Department of Landes
Total		6,770,000			6,770,000
France | Department of Landes, Tresorerie Generale Des Landes
Total		6,770,000
France | Department of Essonne
Total		3,900,000			3,900,000
France | Department of Essonne, Recette Divisionnaire Des Impots De L Essonne
Total					1,750,000
France | Department of Essonne, SIP Etampes
Total					1,710,000
France | Department of Essonne, Recette Divisionnaire Des Impots De Etampes
Total					440,000
France | Municipality of Montargis
Total		2,270,000			2,270,000
France | Municipality of Montargis, Service Des Impots De Montargis
Total		2,270,000
France | Department of Loiret
Total		1,450,000			1,450,000
France | Department of Loiret, Direction Regionale Finances Loiret
Total		1,450,000
France | Municipality of Melun
Total		1,390,000			1,390,000
France | Municipality of Melun, Service Des Impots Particuliers Melun
Total		1,390,000
France | Municipality of Pau
Total		1,600,000			1,600,000
France | Municipality of Pau, Service Des Impots Particuliers De Pau
Total		1,600,000
France | Department of Pyrenees Atlantiques
Total		910,000			910,000
France | Department of Pyrenees Atlantiques, Direction Departementale Des Finances Publiques (DDFIP) De Pyrenees Atlantiques
Total		910,000
France | Municipality of Provins
Total		390,000			390,000
France | Municipality of Provins, Tresorerie de Provins
Total		390,000
France | Municipality of Corbeil Essones
Total		290,000			290,000
France | Municipality of Corbeil Essones, Tresorerie de Corbeil-Villabe
Total		290,000
Germany | Government of Germany
Total	66,010,000		100,000		66,110,000
Germany | Government of Germany, Federal Central Tax Office
Total					34,480,000
Germany | Government of Germany, Hannover North Tax Office
Total					31,560,000
Germany | City of Hannover
Total	24,250,000				24,250,000
Germany | State of Lower Saxony
Total		7,110,000	370,000		7,480,000
Germany | State of Lower Saxony, State Authority for Mining Energy and Geology
Total					7,480,000
Germany | Municipality of Wesendorf
Total	7,310,000		90,000		7,400,000
Germany | City of Peine
Total	2,130,000				2,130,000
Germany | Municipality of Rhauderfehn
Total	620,000				620,000
Germany | Municipality of Edemissen
Total	60,000		60,000		120,000
Ireland | Government of Ireland
Total			1,690,000		1,690,000
Ireland | Government of Ireland, Commission for Regulation of Utilities
Total			1,380,000
Ireland | Government of Ireland, Department of Communications Climate Action and Environment
Total			300,000
Netherlands | Government of the Netherlands
Total	$ 28,770,000	10,000	4,050,000	$ 56,830,000	89,660,000
Netherlands | Government of the Netherlands, Energie Beheer Nederland BV
Total				$ 56,830,000
Netherlands | Government of the Netherlands, Tax and Customs Administration
Total					32,430,000
Netherlands | Government of the Netherlands, Ministry of Economic Affairs
Total					410,000
Netherlands | Municipality of Waalwijk
Total			660,000		660,000
Netherlands | Municipality of Achtkarspelen
Total			610,000		610,000
Netherlands | Province of Friesland
Total			250,000		250,000
Netherlands | Municipality of Harlingen
Total			100,000		100,000
Slovakia | Government of Slovakia
Total			220,000		220,000
Slovakia | Government of Slovakia, Ministry of the Environment
Total			220,000
United States of America | County of Campbell, Wyoming
Total		7,160,000			7,160,000
United States of America | County of Campbell, Wyoming, Campbell County Clerk
Total					7,160,000
United States of America | State of Wyoming
Total		6,630,000	$ 100,000		6,730,000
United States of America | State of Wyoming, Department of Revenue
Total					6,290,000
United States of America | State of Wyoming, State Lands and Investments
Total					380,000
United States of America | Government of the United States of America
Total		1,520,000			$ 1,520,000
United States of America | Government of the United States of America, Office of Natural Resources Revenue
Total		$ 1,520,000